REVENUES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

	Three months ended March 31,
	2024	2023
	USD in thousands
Development Services (customer A) (*)	106	106
Products	81	197
Revenue	187	303

(*)	During the second quarter of 2022, the Company completed the development of to a customer-specific project for a Fortune 500 multinational healthcare corporation (“Customer A”) and moved from the development phase of the project to its production phase. As a result, during the three months ended March 31, 2024, the Company recognized development services revenues and related development costs that had been previously deferred, in the amounts of $106 thousand and $60 thousand, respectively. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at seven years.

	Year ended on December 31,
	2023	2022
	USD in thousands
Development Services (customer A) (*)	422	317
Products	2,611	348
Revenue	3,033	665

(*)

During the second quarter of 2022, the Company completed the development of to a customer-specific project for a Fortune 500 multinational healthcare corporation (“Customer A”) and moved from the development phase of the project to its production phase. As a result, during the year ended December 31, 2023, the Company recognized development services revenues and related development costs that had been previously deferred, in the amounts of $422 thousand and $239 thousand, respectively. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at 7 years.

In addition, following the commencement of the production phase, the Company recognized product revenues of $2,514 thousands during the year ended December 31, 2023 from the sale of units of the product developed in the context of these development services.

SCHEDULE OF REVENUES WITHIN GEOGRAPHIC AREAS	The following is a summary of revenues within geographic areas:
	Year ended on December 31,
	2023	2022
	USD in thousands
United States	2,983	553
United Kingdom	4	65
Israel	27	-
Other	19	47
	3,033	665

SCHEDULE OF MAJOR CUSTOMER BREAKDOWN OF COMPANY’S REVENUE

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constituted at least 10% of total revenues in a certain year):

	Year ended on
	December 31,
	2023	2022
	USD in thousands
Customer A	2,977	538

Customer B	-	65

SCHEDULE OF CONTRACT FULFILLMENT ASSETS AND CONTRACT LIABILITIES

The Company’s contract fulfillment assets and contract liabilities as of March 31, 2024 and December 31, 2023 were as follows:

	March 31,	December 31,
	2024	2023
	USD in thousands
Contract fulfillment assets	1,196	1,256
Contract liabilities	2,247	2,322

Contract liabilities include deferred service and advance payments.

The change in contract fulfillment assets:

	March 31,	December 31,
	2024	2023
	USD in thousands
Balance at beginning of period	1,256	1,495
Contract costs recognized during the period	(60)	(239)
Balance at end of period	1,196	1,256

The change in contract liabilities:

	March 31,	December 31,
	2024	2023
	USD in thousands
Balance at beginning of period	2,322	3,644
Revenue recognized during the period	(75)	(1,322)
Balance at end of period	2,247	2,322

	December 31,
	2023	2022
	USD in thousands
Contract fulfillment assets	1,256	1,495
Contract liabilities	2,322	3,644

The change in contract fulfillment assets:

	December 31,
	2023	2022
	USD in thousands

Balance at beginning of year	1,495	1,675
Contract costs recognized during the period	(239)	(180)
Balance at end of year	1,256	1,495

The change in contract liabilities:

	December 31,
	2023	2022
	USD in thousands

Balance at beginning of year	3,644	2,420
Deferred revenue relating to new sales	-	1,613
Revenue recognized during the year	(1,322)	(389)
Balance at end of year	2,322	3,644